Financial Costs and (Loss)/Gain on Derivatives (Tables)	6 Months Ended
Jun. 30, 2018
Financial Costs and (Loss)/Gain on Derivatives
Schedule of financial costs and (loss)/gain on derivatives

	For the three months ended		For the six months ended
	June 30, 2017	June 30, 2018	June 30, 2017	June 30, 2018
Amortization and write off of deferred loan/bond issuance costs and premium	(2,978)	(3,232)	(6,437)	(6,144)
Interest expense on loans	(21,099)	(28,066)	(43,581)	(51,263)
Interest expense on bonds and realized loss on cross-currency swaps	(8,451)	(7,442)	(11,971)	(14,915)
Finance lease charge	(2,722)	(2,634)	(5,436)	(5,262)
Loss arising on NOK bond repurchase at a premium	(1,459)	—	(1,459)	—
Other financial costs	(369)	(626)	(718)	(1,013)

Total financial costs	(37,078)	(42,000)	(69,602)	(78,597)

Unrealized (loss)/gain on derivative financial instruments held for trading (Note 14)	(3,487)	74	(1,172)	17,235
Realized (loss)/gain on interest rate swaps held for trading	(2,226)	1,003	(4,377)	390
Recycled loss of cash flow hedges reclassified to profit or loss	(4,368)	—	(4,368)	—
Realized gain on forward foreign exchange contracts held for trading	361	357	195	1,843
Ineffective portion of cash flow hedges	—	(267)	—	(530)

Total (loss)/gain on derivatives	(9,720)	1,167	(9,722)	18,938